SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Research and Development Expenses [Line Items]
Share-based compensation expenses	$ 345	$ 21	$ 134	$ 5,862
Total	1,370	590	7,140	5,815
Research and Development Expense [Member]
Schedule of Research and Development Expenses [Line Items]
Payroll and related expenses	263	369	1,801	1,231
Share-based compensation expenses	130	0	0	2,424
Subcontractors and consultants	891	156	5,030	1,890
Rent and maintenance	55	40	200	205
Other	31	25	109	65
Total	$ 1,370	$ 590	$ 7,140	$ 5,815